REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Schedule of Long-Lived Assets by Geographical Areas) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 44,343		$ 41,278
Americas, principally the US [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	10,011		8,583
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	5,279	[1]	5,042	[1]
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	27,709		25,942
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 1,344		$ 1,711

[1]	Includes Europe, the Middle East (excluding Israel) and Africa.